Stockholders' deficiency (Details Textual 8)		12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Jan. 25, 2014	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2013 CDN $0.50 warrants	Dec. 31, 2013 Issued as broker warrants	Mar. 01, 2012 Issued as broker warrants Subsequent Event [Member]	Dec. 31, 2012 Issued as broker warrants Subsequent Event [Member]	Dec. 31, 2011 Issued as broker warrants Subsequent Event [Member]	Dec. 31, 2013 Issued as broker warrants Subsequent Event [Member]	Dec. 31, 2013 Issued as broker warrants March 1st, 2015	Dec. 31, 2013 Issued as broker warrants March 1st, 2014 Subsequent Event [Member]	Dec. 31, 2013 Issued for patents Valent Technologies, LLC	Dec. 31, 2013 Issued for services	Dec. 31, 2013 Issued for services Installments	Dec. 31, 2013 Investor Warrants	Dec. 31, 2013 Dividend Warrants	Dec. 31, 2013 Dividend Warrants Until January 24th 2018	Dec. 31, 2013 Placement Agent Warrants	Dec. 31, 2013 Placement Agent Warrants Until March 6th 2018
Stockholders Equity Note [Line Items]
Exercise price of warrant			1.20	1.20									1.76		1.25	1.25		0.80
Number of warrants exercisable	20,000
Exercise of CDN $0.50 unit warrants		0.50			0.50	0.50	0.50				0.50	0.50		0.80
Number of installments for vesting of warrants													12
Vesting period of warrant												12 months
Exercise period of warrants														5 years
Number of warrants expired		2,169,000						100,000	100,000	5,000
Number of warrants issued											500,000	345,000					5,250,000